STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - 7 months ended Dec. 31, 2020 - USD ($)	Common Class A Common Stock	Class B common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jun. 09, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jun. 09, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares to sponsor		$ 288	24,712		25,000
Issuance of Class B common stock to Sponsors (in shares)		2,875,000
Sale of 11,500,000 Units, net of underwriting discounts and warrant liability	$ 1,150		107,048,074		107,049,224
Sale of 11,500,000 Units, net of underwriting discounts and warrant liability (in shares)	11,500,000
Sale of 405,000 Private Placement Units, net of warrant liability	$ 41		4,001,359		4,001,400
Sale of 405,000 Private Placement Units, net of warrant liability (in shares)	405,000
Common stock subject to possible redemption	$ (1,025)		(102,488,205)		$ (102,489,230)
Common stock subject to possible redemption (in shares)	(10,248,923)				(10,248,923)
Net loss				(3,586,390)	$ (3,586,390)
Balance at the end at Dec. 31, 2020	$ 166	$ 288	$ 8,585,940	$ (3,586,390)	$ 5,000,004
Balance at the end (in shares) at Dec. 31, 2020	1,656,077	2,875,000